RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended			3 Months Ended				1 Months Ended
	Jul. 15, 2014 vessel	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Oct. 31, 2013	May 29, 2012
Related Party Transaction [Line Items]
Number of vessels owned through ITCL	4
Transaction Details with Ship Finance [Abstract]
Contingent rental expense (income)		$ 4,237,000	$ (8,726,000)	$ 0
Remaining lease obligation		643,681,000
Due from Related Parties, Current		12,637,000	9,487,000
Payables with related parties		(55,713,000)	(11,419,000)
Related Party Equity Transactions [Abstract]
Payments to Acquire Interest in Subsidiaries and Affiliates		0	6,001,000	13,298,000
Impairment of vessels			103,700,000	32,000,000
Lease termination payments received				22,200,000
Lease termination payments paid				32,600,000
Front Pride [Member]
Related Party Equity Transactions [Abstract]
Impairment of vessels				4,700,000
Front Champion / Golden Victory [Member]
Related Party Note Payable [Abstract]
Related Party Note Payable			79,000,000
Front Opalia, Front Commerce and Front Comanche [Member]
Related Party Note Payable [Abstract]
Related Party Note Payable		48,300,000
Seatankers Management Co. Ltd [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		2,320,000	1,416,000	1,009,000
Due from Related Parties, Current		320,000	394,000
Payables with related parties		(343,000)	(506,000)
Golar LNG Limited [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		1,631,000	2,119,000	1,820,000
Due from Related Parties, Current		0	942,000
Payables with related parties		0	(155,000)
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)				20.00%	20.00%
Adjusted Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)			25.00%
Transaction Details with Ship Finance [Abstract]
Contingent rental expense (income)		32,700,000	0
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		6,281,000	5,094,000	4,261,000
Due from Related Parties, Current		3,444,000	2,272,000
Payables with related parties		(45,244,000)	(8,528,000)
Related Party Note Payable [Abstract]
Debt Instrument, Interest Rate, Stated Percentage		7.25%
Interest Expense, Related Party		5,900,000
Related Party Note Payable		120,983,000
Related Party Note Payable Amount Paid		(6,018,000)
Related Party Note Payable, Current Portion		(11,031,000)
Related Party Note Payable, Long Term Portion		109,952,000
Related Party Note Payable, Payable After Year 1		11,031,000
Related Party Note Payable, Payable After Year 2		14,070,000
Related Party Note Payable, Payable After Year 3		15,107,000
Related Party Note Payable, Payable After Year 4		16,197,000
Related Party Note Payable, Payable After Year 5		17,366,000
Related Party Note Payable, Payable Thereafter		47,212,000
Ship Finance International Limited [Member] | Edinburgh (Ex Titan Aries) [Member]
Related Party Equity Transactions [Abstract]
Lease termination payments received						7,800,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax							7,600,000			7,600,000
Ship Finance International Limited [Member] | Front Pride [Member]
Related Party Equity Transactions [Abstract]
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax							200,000			200,000
Lease termination payments paid							2,100,000
Ship Finance International Limited [Member] | Front Champion / Golden Victory [Member]
Related Party Note Payable [Abstract]
Related Party Note Payable		78,616,000
Related Party Equity Transactions [Abstract]
Impairment of vessels			88,100,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax			13,800,000
Ship Finance International Limited [Member] | Front Opalia, Front Commerce and Front Comanche [Member]
Related Party Note Payable [Abstract]
Related Party Note Payable		48,385,000
Related Party Equity Transactions [Abstract]
Impairment of vessels								85,300,000
Golden Ocean Group Limited [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		5,393,000	3,166,000	5,566,000
Due from Related Parties, Current		1,490,000	1,219,000
Payables with related parties		(914,000)	(1,047,000)
Bryggegata AS [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		(2,013,000)	(1,982,000)	(1,455,000)
Arcadia Petroleum Limited [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		646,000	7,962,000	5,423,000
Due from Related Parties, Current		124,000	174,000
Related Party Note Payable [Abstract]
Earned freights on chartering vessels			7,500,000
Seadrill Limited [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		2,348,000	1,475,000	2,574,000
Due from Related Parties, Current		557,000	1,478,000
Archer Limited (formerly Seawell) [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		466,000	410,000	390,000
Due from Related Parties, Current		100,000	8,000
Deep Sea Supply Plc [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		149,000	69,000	41,000
Due from Related Parties, Current		61,000	4,000
Aktiv Kapital ASA [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		0	40,000	21,000
Due from Related Parties, Current		0	6,000
Orion Tankers Ltd [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		0	0	343,000
Frontline 2012 Ltd [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		10,102,000	7,410,000	(4,004,000)
Number of vessels chartered in from Frontline 2012				2
Due from Related Parties, Current		3,672,000	2,860,000
Payables with related parties		(3,048,000)	(1,183,000)
Related Party Equity Transactions [Abstract]
Payments to Acquire Interest in Subsidiaries and Affiliates						6,000,000
Number of shares allocated in transaction in shares						1,143,000							3,546,000
Number of shares issued by Equity Method Investee in transaction						59,000,000			34,100,000				56,000,000
Sale of Stock, Par Value									$ 2.00
Sale of stock, price per share						$ 5.25			$ 6.60				$ 3.75
Percentage of share capital obtained in Frontline 2012 (in hundredths)			7.90%	8.80%		6.30%			5.40%				7.90%
Equity method investment, gain loss on dilution of ownership									4,700,000	5,200,000	700,000
Issuance ratio, number of shares held in equity method investee												124.55
Payment to participate in private placement of Frontline 2012													13,300,000
North Atlantic Drilling Ltd [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		1,128,000	60,000	0
Due from Related Parties, Current		817,000	75,000
CalPetro Tankers (Bahamas I) Limited [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		80,000	54,000	51,000
Due from Related Parties, Current		0	14,000
CalPetro Tankers (Bahamas II) Limited [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		80,000	54,000	51,000
Due from Related Parties, Current		0	14,000
CalPetro Tankers (IOM) Limited [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		80,000	54,000	51,000
Due from Related Parties, Current		0	14,000
Northern Offshore Ltd [Member]
Transaction Details with Ship Finance [Abstract]
Due from Related Parties, Current		13,000	13,000
Windsor Group [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		287,000	0	0
Payables with related parties		(5,844,000)	0
Knightsbridge Tankers Limited [Member]
Transaction Details with Ship Finance [Abstract]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		2,341,000	0	0
Due from Related Parties, Current		2,039,000	0
Payables with related parties		(320,000)	0
Continuing Operations [Member] | Ship Finance International Limited [Member]
Transaction Details with Ship Finance [Abstract]
Charterhire paid (principal and interest)		123,225,000	150,891,000	161,840,000
Lease termination fees (expense) income		0	(5,204,000)	22,766,000
Contingent rental expense (income)		32,663,000	0	20,020,000
Remaining lease obligation		593,998,000	726,717,000	875,670,000
Discontinued Operations [Member]
Transaction Details with Ship Finance [Abstract]
Contingent rental expense (income)		0	0	32,156,000
Related Party Equity Transactions [Abstract]
Impairment of vessels		0	0	27,316,000
Discontinued Operations [Member] | Ship Finance International Limited [Member]
Transaction Details with Ship Finance [Abstract]
Charterhire paid (principal and interest)		0	434,000	14,492,000
Lease termination fees (expense) income		0	0	(24,543,000)
Contingent rental expense (income)		0	0	32,156,000
Avance Gas [Member]
Related Party Equity Transactions [Abstract]
Number of shares allocated in transaction in shares												108,069
Issuance ratio, number of shares issued per share holding in equity method investee												1
Value of shares allocated in transaction in Dollars												1,300,000
Upfront Payment / Note Payable [Member] | Ship Finance International Limited [Member] | Front Champion / Golden Victory [Member]
Related Party Equity Transactions [Abstract]
Lease termination payments paid												89,900,000
Upfront Payment [Member] | Ship Finance International Limited [Member] | Front Champion / Golden Victory [Member]
Related Party Equity Transactions [Abstract]
Lease termination payments paid												10,900,000
Equipment [Member]
Related Party Equity Transactions [Abstract]
Impairment of vessels		62,153,000
Equipment [Member] | Front Opalia, Front Commerce and Front Comanche [Member] | Ship Finance International Limited [Member]
Related Party Equity Transactions [Abstract]
Impairment of vessels		85,300,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax		40,400,000
Equipment [Member] | Front Opalia, Front Commerce and Front Comanche [Member] | Upfront Payment / Note Payable [Member] | Ship Finance International Limited [Member]
Related Party Equity Transactions [Abstract]
Lease termination payments paid		58,800,000
Equipment [Member] | Front Opalia, Front Commerce and Front Comanche [Member] | Upfront Payment [Member] | Ship Finance International Limited [Member]
Related Party Equity Transactions [Abstract]
Lease termination payments paid		$ 10,500,000